Stock-Based Compensation (Details 5) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Granted (In dollars per share)	$ 14,620.00	$ 5,930.00	$ 4,000.00
Stock Incentive Plan and Omnibus Plan [Member]
Non-vested Options, Outstanding [Roll Forward]
Non-vested as of January 1, 2012 (Shares)	4,915,825,000
Granted (Shares)	35,492,000
Vested (Shares)	(1,959,032,000)
Forfeited (Shares)	(125,555,000)
Non-vested as of December 31, 2012 (Shares)	2,866,730,000
Non-vested Optinos, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Non-vested as of January 1, 2012	$ 12,040.00
Granted (In dollars per share)	$ 170.00
Vested (In dollars per share)	$ 11,560.00
Forfeited (In dollars per share)	$ 11,910.00
Weighted Average Exercise Price, Non-vested as of December 31, 2012	$ 12,230.00
Options Nonvested Weighted Average Grant Date Fair Value [Abstract]
Non-Vested Balance at January 1, 2012, Weighted Average Grant Date Fair Value (In dollars per share)	$ 4,860.00
Granted (In dollars per share)	$ 170.00
Vested (In dollars per share)	$ 4,590.00
Forfeited (In dollars per share)	$ 4,840.00
Non-Vested Balance at December31, 2012, Weighted Average Grant Date Fair Value (In dollars per share)	$ 4,980.00